Derivative Assets (Details Narrative)	2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($)	Apr. 04, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 22, 2021 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Description of Hedged Item			the Company has designated only a portion of its outstanding debt (initially, $253,946) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments			$ 16,600,000	$ 27,027,000	$ 32,549,000
Unrealized gain on the interest rate caps			0	877,000	214,000
FX Option [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Description of Foreign Currency Derivative Activities		On April 4, 2024, the Company entered into a foreign exchange option strip (“FX option”) to purchase €3,000, with monthly settlements that started on April 11, 2024 and ended on March 13, 2025
Derivative, Excluded Component, Gain (Loss), Recognized in Earnings		$ 417,000
Interest Rate Caps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Notional Amount	$ 507,891,000					$ 484,106,000
Derivative, Cap Interest Rate	0.75%					0.75%
Derivative, Contract End Date						Nov. 30, 2026
Payable amount premium							$ 7,000,000
Number of interest rate caps	2
Derivative, Maturity Date	fourth quarter 2026
Second interest rate cap | Two USD one-month Libor interest rate caps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payable amount premium	$ 15,370,000
Derivative, Loss on Derivative			4,952,000	5,170,000	5,372,000
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments			$ 16,600,000	$ 27,027,000	$ 32,549,000